SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of option outstanding
Nonvested at January 1, 2017	7,388,000
Granted	0
Vested	(2,436,000)
Forfeited	(148,742)
Nonvested at December 31, 2017	4,803,258	7,388,000
Expected to vest as of December 31, 2017	2,887,237
Weighted-average fair value on grant date (RMB/Share)
Non-vested at January 1, 2017	¥ 28.75
Granted	0
Vested	28.78
Forfeited	31.65
Non-vested at December 31, 2017	28.64	¥ 28.75
Expected to vest as of December 31, 2017	¥ 29.57
Fair Value Of Shares Vested	¥ 70,106,939	¥ 67,773,486	¥ 67,627,740